Litigation	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Litigation
23.	LITIGATION

Illinois Basin EPA Consent Decree

In September 2006, the United States Department of Justice (“DOJ”), the United States Environmental Protection Agency (“EPA”) and the State of Illinois initiated an enforcement action against us seeking mandatory injunctive relief and potential civil penalties based on allegations that we (and various predecessor companies) were violating the Clean Air Act in connection with the release of hydrogen sulfide gas and volatile organic compounds (“VOC’s”) in the course of our oil producing operations near the towns of Bridgeport, Illinois and Petrolia, Illinois. In June 2007, we entered a consent decree to resolve the enforcement action. The consent decree required us to take certain remedial actions to reduce hydrogen sulfide and VOC emissions and monitor the same. The consent decree did not require us to pay any civil fine or penalty, although it does provide for the possible imposition of specified daily fines and penalties for any violation of the terms and conditions of the consent decree.

In 2010, the EPA, DOJ and Illinois EPA approved revisions we proposed to a Directed Inspection and Maintenance Plan, which had been previously implemented by us pursuant to the terms of the consent decree. In 2014, in consultation with the EPA, DOJ and Illinois EPA, we implemented additional measures under the Directed Inspection and Maintenance Plan to reflect changes in hydrogen sulfide control monitoring and procedures. We are required under the terms of the consent decree to submit quarterly reports and to annually reassess the Directed Inspection and Maintenance Plan. There were no material changes to the Directed Inspection and Maintenance Plan in 2015 and we were compliant with all reporting requirements for the year.

Litigation Related to Proposed Oil and Gas Leases in Clearfield County, Pennsylvania

In October 2011, we were named as defendants in a proposed class action lawsuit filed in the Court of Common Pleas of Clearfield County, Pennsylvania (the “Cardinale case”). The named plaintiffs are two individuals who have sued on behalf of themselves and all persons who are alleged to be similarly situated. The complaint in the Cardinale case generally asserts that a binding contract to lease oil and gas interests was formed between the Company and each proposed class member when representatives of Western Land Services, Inc. (“Western”), a leasing agent that we engaged, presented a form of proposed oil and gas lease and an order for payment to each person in 2008, and each person signed the proposed oil and gas lease form and order for payment and delivered the documents to representatives of Western. We rejected these leases and never signed them on behalf of the Company. The plaintiffs seek a judgment declaring the rights of the parties with respect to those proposed leases, as well as damages and other relief as may be established by plaintiffs at trial, together with interest, costs, expenses and attorneys’ fees. We filed affirmative defenses and preliminary objections to the plaintiff’s claims, and the parties each made various responsive filings throughout the first quarter of 2012. In May 2012, the trial court dismissed the Cardinale case with prejudice on the grounds that there was no contract formed between us and the plaintiffs. The plaintiffs appealed the dismissal during the second half of 2012. In May 2013, the Superior Court reversed the decision of the Common Pleas Court and remanded the case for further proceedings.

In July 2012, while the Cardinale case was in the midst of the appeals process, counsel for the plaintiffs in the Cardinale case filed two additional lawsuits against us in the Court of Common Pleas of Clearfield County, Pennsylvania: one a proposed class action lawsuit with a different named plaintiff (the “Billotte case”) and another on behalf of a group of individually named plaintiffs (the “Meeker case”). The complaint for the Billotte case contained the same claims as those set forth in the Cardinale case. The Meeker case is not a class action, but the claims are similar to those in Cardinale and the plaintiffs would be included in a class under Cardinale and Billotte if one were certified. These two additional lawsuits were filed for procedural reasons in light of the dismissal of the Cardinale case and the pendency of the appeal. Proceedings in both the Billotte and Meeker cases were stayed pending the outcome of the appeal in the Cardinale case. When the Cardinale case was remanded, we agreed to consolidate the Billotte and Cardinale cases; the cases have proceeded as Cardinale. The Meeker case remains stayed, and has not been consolidated.

In June 2015, the trial court conducted a hearing on plaintiff’s motion for certification of a class in the Cardinale case. In July 2015, the trial court denied plaintiffs’ motion for class certification. Plaintiffs served notice of their appeal of that decision in August 2015 and filed the appeal in September 2015. We continue to vigorously defend against each of these claims. At this time we are unable to express an opinion with respect to the likelihood of an unfavorable outcome or provide an estimate of potential losses, if any.